NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Funds II

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises six portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers information for the three months ended December 31, 2019 for four of the Funds: Highland Socially Responsible Equity Fund (the “Socially Responsible Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP Fund and Highland Global Allocation Fund are reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Funds II

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2019, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, preferred stocks, collateralized loan obligations, and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Funds II

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of December 31, 2019 is as follows:

	Total value at December 31, 2019 $	Level 1 Quoted Price $	Level 2 Significant Observable Inputs $	Level 3 Significant Unobservable Inputs $
Highland Socially Responsible Equity Fund
Assets
Common Stocks
Communication Services	11,212,360	11,212,360	—	—
Consumer Discretionary	6,349,840	6,349,840	—	—
Consumer Staples	3,021,650	3,021,650	—	—
Energy	2,296,950	2,296,950	—	—
Financials	6,387,740	6,387,740	—	—
Healthcare	9,564,146	9,564,146	—	—
Industrials	7,612,160	7,612,160	—	—
Information Technology	20,710,950	20,710,950	—	—
Materials	3,473,890	3,467,650	—	6,240
Real Estate	1,689,460	1,689,460	—	—
Utilities	745,200	745,200	—	—
Registered Investment Companies	6,314,825	6,314,825	—	—
Preferred Stock
Healthcare (1)	—	—	—	—
Cash Equivalent	234,732	234,732	—	—

Total Assets	79,613,903	79,607,663	—	6,240

Liabilities
Other Financial Instruments
Written Call Options	(36,250)	(36,250)	—	—

Total Liabilities	(36,250)	(36,250)	—	—

Total	79,577,653	79,571,413	—	6,240

(1)	This Category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Funds II

	Total value at December 31, 2019 $	Level 1 Quoted Price $	Level 2 Significant Observable Inputs $	Level 3 Significant Unobservable Inputs $
Highland Small-Cap Equity Fund
Assets
Common Stocks
Communication Services	509,269	509,269	—	—
Consumer Discretionary	2,603,728	2,603,728	—	—
Consumer Staples	262,016	262,016	—	—
Energy	759,252	759,252	—	—
Financials	10,836,009	10,836,009	—	—
Healthcare	8,762,022	8,762,022	—	—
Industrials	1,804,495	1,804,495	—	—
Information Technology	3,203,403	3,203,403	—	—
Materials	2,253,063	1,003,063	1,250,000	—
Real Estate	7,749,733	7,749,733	—	—
Utilities	1,868,933	1,868,933	—	—
Preferred Stock
Real Estate	3,064,510	—	3,064,510	—
Registered Investment Companies	2,958,542	2,958,542	—	—
Master Limited Partnership
Energy	1,539,788	1,539,788	—	—
Cash Equivalent	3,655,087	3,655,087	—	—

Total Assets	51,829,850	47,515,340	4,314,510	—

Total	$51,829,850	$47,515,340	$4,314,510	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Funds II

	Total value at December 31, 2019 $	Level 1 Quoted Price $	Level 2 Significant Observable Inputs $	Level 3 Significant Unobservable Inputs $
Highland Total Return Fund
Assets
Common Stocks
Communication Services	15,044,998	15,044,998	—	—
Consumer Discretionary	1,489,439	1,489,439	—	—
Consumer Staples	2,562,143	2,562,143	—	—
Energy	362,030	362,030	—	—
Financials	5,406,217	5,406,217	—	—
Healthcare	188,251	188,251	—	—
Industrials	7,802,510	7,802,510	—	—
Information Technology	176,460	176,460	—	—
Materials	2,603,093	2,603,093	—	—
Real Estate	2,527,851	2,513,876	—	13,975
Corporate Obligations	17,207,827	—	17,207,827	—
Foreign Common Stocks
Canada	132,129	132,129	—	—
France	10,415,550	10,415,550	—	—
Germany	148,799	148,799	—	—
Japan	3,712,428	3,712,428	—	—
United Kingdom	180,250	180,250	—	—
Registered Investment Companies	4,217,123	4,217,123	—	—
U.S. Treasury Obligations	2,498,826	—	2,498,826	—
Foreign Corporate Obligations	2,251,873	—	2,251,873	—
Agency Mortgage-Backed Securities	1,256,634	—	1,256,634	—
Preferred Stock
Energy	238,567	238,567	—	—
Master Limited Partnership
Energy	146,262	146,262	—	—
Non-Agency Collateralized Mortgage-Backed Security	106,998	—	106,998	—
Agency Collateralized Mortgage Obligations	11,879	—	11,879	—
Asset-Backed Securities	1	—	1	—
Cash Equivalent	4,492,956	4,492,956	—	—

Total Assets	85,181,094	61,833,081	23,334,038	13,975

Total	85,181,094	61,833,081	23,334,038	13,975

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Funds II

	Total value at December 31, 2019 $	Level 1 Quoted Price $	Level 2 Significant Observable Inputs $	Level 3 Significant Unobservable Inputs $
Highland Fixed Income Fund
Assets
Corporate Obligations	52,713,998	—	52,713,998	—
Agency Mortgage-Backed Securities	52,377,757	—	52,377,757	—
U.S. Treasury Obligations	21,881,480	—	21,881,480	—
U.S. Government Agency—Asset-Backed Securities	20,535,671	—	20,535,671	—
Municipal Bonds
California	2,046,170	—	2,046,170	—
Illinois	1,500,000	—	1,500,000	—
Kentucky	768,142	—	768,142	—
Maryland	1,095,372	—	1,095,372	—
Michigan	1,432,630	—	1,432,630	—
New York	1,147,172	—	1,147,172	—
North Dakota	888,007	—	888,007	—
Pennsylvania	102,329	—	102,329	—
Texas	3,254,178	—	3,254,178	—
Washington	771,413	—	771,413	—
Wisconsin	1,000,000	—	1,000,000	—
Asset-Backed Securities	9,192,328	—	9,192,328	—
Registered Investment Companies	8,836,701	8,836,701	—	—
Preferred Stock
Communication Services	1,887,709	1,887,709	—	—
Energy	1,358,741	1,358,741	—	—
Financials	1,702,275	1,702,275	—	—
Real Estate	618,409	618,409	—	—
Common Stocks
Financials	534,176	534,176	—	—
Real Estate	2,506,944	2,256,387	—	250,557
Non-Agency Collateralized Mortgage-Backed Securities	1,688,502	—	1,688,502	—
Agency Collateralized Mortgage Obligations	1,607,934	—	1,607,934	—
Foreign Corporate Obligations	990,784	—	990,784	—
Cash Equivalent	2,681,302	2,681,302	—	—

Total Assets	195,120,124	19,875,700	174,993,867	250,577

Total	195,120,124	19,875,700	174,993,867	250,577

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Funds II

The tables below set forth a summary of changes in the Socially Responsible Equity Fund, the Total Return Fund and the Fixed Income Fund assets measured at fair value using significant unobservable inputs (Level 3) for the three months ended December 31, 2019.

	Balance as of September 30, 2019	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchase	Net (Sales)	Balance as of December 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments held at December 31, 2019
Highland Socially Responsible Equity Fund
Common Stocks
Materials	$97,560	$—	$—	$—	$—	$(91,320)	$—	$—	$6,240	$(91,320)
Preferred Stocks
Healthcare	252,174	—	—	—	—	(252,174)	—	—	—	(252,174)

Total	$349,734	$—	$—	$—	$—	$(343,494)	$—	$—	$6,240	$(343,494)

	Balance as of September 30, 2019	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Appreciation (Depreciation)	Net Purchase	Net (Sales)	Balance as of December 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments held at December 31, 2019
Highland Total Return Fund
Common Stocks
Real Estate	$13,846	$—	$—	$—	$—	$129	$—	$—	$13,975	$129

Total	$13,846	$—	$—	$—	$—	$129	$—	$—	$13,975	$129

	Balance as of September 30, 2019	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Appreciation (Depreciation)	Net Purchase	Net (Sales)	Balance as of December 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments held at December 31, 2019
Highland Fixed Income Fund
Common Stocks
Real Estate	$248,235	$—	$—	$—	$—	$2,322	$—	$—	$250,557	$2,322

Total	$248,235	$—	$—	$—	$—	$2,322	$—	$—	$250,557	$2,322

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Funds II

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Socially Responsible Equity Fund

Category	Market Value at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value (s)
Preferred Stock	$—	Transaction Indication of Value	Enterprise Value ($mm)	0%
Common Stocks	6,240
		Discounted Cash Flow	Discount Rate	20%
		Multiple Analysis	Multiple of EBITDA	7.0x - 8.75x
		Transaction Analysis	Multiple of EBITDA	8.25x - 8.75x
Total	$6,240

Highland Total Return Fund

Category	Market Value at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$13,975	Market Approach	Market Index Adjustment	4.6%
		NAV	Third Party Value Indication	$9.97
Total	$13,975

Highland Fixed Income Fund

Category	Market Value at 12/31/2019	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$250,557	Market Approach	Market Index Adjustment	4.6%
		NAV	Third Party Value Indication	$9.97
Total	$250,557

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Funds also consider money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Funds II

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investment Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

For the period ended December 31, 2019, the Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Funds II

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of each Fund as of December 31, 2019:

Highland Socially Responsible Equity Fund
Issuer	Shares at September 30, 2019	Beginning Value as of September 30, 2019 $	Purchases at Cost $	Proceeds from Sales $	Net Realized Gain/(Loss) on Sales of Affiliated Issuers $	Change in Unrealized Appreciation/ (Depreciation) $	Ending Value as of December 31, 2019 $	Shares at December 31, 2019	Affiliated Income $
Other Affiliates
Highland Merger Arbitrage Fund	220,978	4,238,354	—	—	—	64,084	4,302,438	220,978	14,052
(Registered Investment Company)
NexPoint Strategic Opportunities	113,630	2,037,386
(Registered Investment Company)			—	—	—	(24,999)	2,012,387	113,630	68,178

Total	334,608	6,275,740	—	—	—	39,085	6,314,825	334,608	82,230

Highland Small-Cap Fund
Issuer		Beginning Value as of September 30, 2019 $			Net Realized Gain/(Loss) on Sales of Affiliated Issuers $
	Shares at September 30, 2019		Purchases at Cost $	Proceeds from Sales $		Change in Unrealized Appreciation/ (Depreciation) $	Ending Value as of December 31, 2019 $	Shares at December 31, 2019	Affiliated Income $
Other Affiliates
NexPoint Residential Trust, Inc., REIT	58,192	2,721,058	34,312	(12,923)	—	(90,057)	2,652,390	58,942	5,369
VelocityShares 3X Long Silver	—	—	499,579	—	—	(13,039)	486,540	5,300	—
Highland Global Allocation Fund
(Registered Investment Company)	39,647	406,382	—	—	—	(36,079)	370,303	39,647	12,608
NexPoint Strategic Opportunities
(Registered Investment Company)	118,673	2,127,807	—	—	—	(26,108)	2,101,699	118,673	71,204

Total	216,512	5,255,247	533,891	(12,923)	—	(165,283)	5,610,932	222,562	89,181